RELATED PARTY TRANSACTIONS - Schedule of related party balances (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
RELATED PARTY TRANSACTIONS
Amounts due from related parties	¥ 322,300	$ 45,395	¥ 252,263
Amounts due to related parties	971,975	136,900	841,191
Kingsoft Group | Trade related
RELATED PARTY TRANSACTIONS
Amounts due from related parties	¥ 61,901	$ 8,719	¥ 34,550
Other Receivable, after Allowance for Credit Loss, Related Party, Type [Extensible Enumeration]	kc:PrincipalShareholderOfCompanyMember	kc:PrincipalShareholderOfCompanyMember	kc:PrincipalShareholderOfCompanyMember
Amounts due to related parties	¥ 5,824	$ 820	¥ 14,069
Other Liability, Related Party, Type [Extensible Enumeration]	kc:PrincipalShareholderOfCompanyMember	kc:PrincipalShareholderOfCompanyMember	kc:PrincipalShareholderOfCompanyMember
Kingsoft Group | Non-trade related
RELATED PARTY TRANSACTIONS
Amounts due from related parties			¥ 10,868
Other Receivable, after Allowance for Credit Loss, Related Party, Type [Extensible Enumeration]	kc:PrincipalShareholderOfCompanyMember	kc:PrincipalShareholderOfCompanyMember	kc:PrincipalShareholderOfCompanyMember
Amounts due to related parties	¥ 529,284	$ 74,548	¥ 29,284
Other Liability, Related Party, Type [Extensible Enumeration]	kc:PrincipalShareholderOfCompanyMember	kc:PrincipalShareholderOfCompanyMember	kc:PrincipalShareholderOfCompanyMember
Xiaomi Group | Trade related
RELATED PARTY TRANSACTIONS
Amounts due from related parties	¥ 189,027	$ 26,623	¥ 200,577
Other Receivable, after Allowance for Credit Loss, Related Party, Type [Extensible Enumeration]	kc:EntityControlledByDirectorOfCompanyMember	kc:EntityControlledByDirectorOfCompanyMember	kc:EntityControlledByDirectorOfCompanyMember
Amounts due to related parties	¥ 26,520	$ 3,735	¥ 44,245
Other Liability, Related Party, Type [Extensible Enumeration]	kc:EntityControlledByDirectorOfCompanyMember	kc:EntityControlledByDirectorOfCompanyMember	kc:EntityControlledByDirectorOfCompanyMember
Xiaomi Group | Non-trade related
RELATED PARTY TRANSACTIONS
Amounts due to related parties	¥ 403,292	$ 56,803	¥ 753,593
Other Liability, Related Party, Type [Extensible Enumeration]	kc:EntityControlledByDirectorOfCompanyMember	kc:EntityControlledByDirectorOfCompanyMember	kc:EntityControlledByDirectorOfCompanyMember
Other related parties | Trade related
RELATED PARTY TRANSACTIONS
Amounts due from related parties	¥ 71,372	$ 10,053	¥ 6,268
Other Receivable, after Allowance for Credit Loss, Related Party, Type [Extensible Enumeration]	kc:RelatedPartiesOthersMember	kc:RelatedPartiesOthersMember	kc:RelatedPartiesOthersMember
Amounts due to related parties	¥ 7,055	$ 994
Other Liability, Related Party, Type [Extensible Enumeration]	kc:RelatedPartiesOthersMember	kc:RelatedPartiesOthersMember	kc:RelatedPartiesOthersMember
Prepayments To Equity Method Investee	¥ 51,778	$ 7,293